Earnings Per Share - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income used in calculating earnings per share-basic and diluted	¥ 261,344,391	$ 40,052,780	¥ 442,718,263	¥ 371,711,219
Common Class A
Denominator:
Weighted average shares outstanding basic and diluted	68,286,954	68,286,954	67,315,727	62,860,578
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic	¥ 173,182,301	$ 26,541,349	¥ 291,950,431	¥ 235,665,522
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 2.54	$ 0.39	¥ 4.34	¥ 3.75
Common Class B
Denominator:
Weighted average shares outstanding basic and diluted	34,762,909	34,762,909	34,762,909	36,288,343
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic	¥ 88,162,090	$ 13,511,431	¥ 150,767,832	¥ 136,045,697
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 2.54	$ 0.39	¥ 4.34	¥ 3.75